Mining interests (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Recognised finance lease as assets	$ 0.4	$ 8.0
Depreciation and depletion expense	28.4	57.2	$ 80.4
Non-cash component of inventory balance	$ 1.4	$ 5.8	$ 12.5